Income tax expense	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Income tax expense

10.Income tax expense

	31 December	31 December	31 December
	2023	2022	2021
Current income tax expense	(683,059)	(864,540)	(1,931,842)
Deferred income tax income	5,358,950	3,649,805	1,031,503
Total income tax income/ (expense)	4,675,891	2,785,265	(900,339)

Income tax relating to each component of other comprehensive income

		Tax (expense) /
31 December 2023	Before tax	benefit	Net of tax
Foreign currency translation differences	2,860,231	(491,059)	2,369,172
Change in cash flow hedge reserve	1,573,196	25,502	1,598,698
Change in cost of hedging reserve	(389,364)	274,034	(115,330)
Fair value reserve	149,602	(5,514)	144,088
Hedges of net investments in foreign operations	(2,342,679)	1,181,457	(1,161,222)
Remeasurements of defined benefit plans	(149,757)	152,178	2,421
	1,701,229	1,136,598	2,837,827

		Tax (expense) /
31 December 2022	Before tax	benefit	Net of tax
Foreign currency translation differences	(748,669)	(887,185)	(1,635,854)
Change in cash flow hedge reserve	2,286,823	(89,836)	2,196,987
Change in cost of hedging reserve	(2,170,669)	434,134	(1,736,535)
Fair value reserve	(121,999)	35,988	(86,011)
Hedges of net investments in foreign operations	(520,930)	440,135	(80,795)
Remeasurements of defined benefit plans	(1,824,873)	363,876	(1,460,997)
	(3,100,317)	297,112	(2,803,205)

		Tax (expense) /
31 December 2021	Before tax	benefit	Net of tax
Foreign currency translation differences	7,164,377	(2,330,871)	4,833,506
Change in cash flow hedge reserve	987,969	(86,967)	901,002
Change in cost of hedging reserve	(3,879,104)	775,821	(3,103,283)
Fair value reserve	(192,475)	38,164	(154,311)
Hedges of net investments in foreign operations	(3,886,535)	843,616	(3,042,919)
Remeasurements of defined benefit plans	(541,628)	108,418	(433,210)
	(347,396)	(651,819)	(999,215)

10.Income tax expense (continued)

Reconciliation of income tax expense

	31 December	31 December	31 December
	2023	2022	2021
Profit from continuing operations before income tax expense	5,886,681	3,251,221	7,317,237
Profit before income tax expense	5,886,681	3,251,221	7,317,237

Tax at the Turkiye’s tax rate (2023: 25%, 2022:23%, 2021:25%)	(1,471,670)	(747,781)	(1,829,309)
Difference in overseas tax rates	101,983	146,513	(10,798)
Effect of exemptions (*)	1,973,510	1,242,440	595,597
Effect of permanent differences	(629,884)	(438,771)	(1,327,320)
Change in unrecognized deferred tax assets	308,452	(333,765)	(17,970)
Adjustments for current tax of prior years	83,383	15,957	(13,845)
Effect of increase in corporate tax rate in Turkiye	(1,066,740)	388,104	709,471
Tax effect of investment in associate and joint venture	(410,523)	(78,213)	(28,729)
Tax effect of Law No. 7440 (**)	(282,582)	-	-
Inflation adjustments	6,066,324	2,593,980	1,016,811
Other	3,638	(3,199)	5,753
Total income tax income/ (expense)	4,675,891	2,785,265	(900,339)
(*)	Effect of exemptions mainly consist of R&D discounts and exemptions due to capital investments.

(**) In accordance with the Law No. 7440 on the “Restructuring of Certain Receivables and Amending Certain Laws” published in the Official Gazette on 12 March 2023, it has been decided that an additional tax of 10% should be calculated over the deduction amounts (included in 2022 tax returns) and tax bases subject to reduced corporate tax.

An amendment to Turkey’s Corporate Tax Law (No. 5520) was submitted on July 5, 2023, and published in the Official Gazette on July 15, 2023. According to this; the corporate tax rate has been increased from 20% to 25% for companies, 25% to 30% for banks, and companies within the scope of Law No. 6361, electronic payment and money institutions, authorized foreign exchange institutions, asset management companies, capital market institutions, insurance and reinsurance companies and pension companies. New tax rates became effective starting from the declarations that will be submitted as of 1 October 2023 but it is applied for the annual taxable income.

Previously, corporate tax rates in Türkiye were 23% for the year 2022 and 25% for the year 2021. These corporate rates were enacted with a temporary article that was added to the Turkiye’s Corporate Tax Law No. 5220 on 22 April 2021. This Law increased the corporate tax rate under Corporate Tax Law from 20% to 25% for the tax year 2021 and to 23% for the tax year 2022. Based on this Law, corporate tax rate would continue with 20% starting 1 January 2023 so as of 31 December 2021 and 2022, for temporary difference that are expected to be reversed in 2023 onwards 20% tax rate was used to recognised deferred taxes.

10.Income tax expense (continued)

In addition, with the publication of the Law No. 7394 in the Official Gazette on 15 April 2022, corporate tax rates of banks, consumer finance companies, factoring and financial leasing companies, electronic payment and money institutions, authorized foreign exchange institutions, asset management companies, capital market institutions, insurance and reinsurance companies has been permanently increased to 25%, which became effective immediately for 2022 annual taxable income. In accordance with the “General Communiqué on Tax Procedure Law No: 555” published in the Official Gazette on 30 December 2023 and the repeated article 298 of the Tax Procedure Law No: 213, it is declared that the (tax base) financial statements of the entities operating in Turkiye should be subject to inflation adjustment as of 31 December 2023. The inflation adjusted (tax base) financial statements will constitute an opening balance sheet base for tax returns to be prepared starting from 1 January 2024 and opening balance sheet inflation effects will not be taken into consideration in the calculation of 2023 corporate tax charge.

The tax effects arising from this opening balance sheet inflation adjustment calculated as per Tax Procedural Law has been included in the deferred tax calculation as of 31 December 2023 and a net deferred tax asset at the amount of TL 13,726,600 has been recognized as of 31 December 2023.

In Turkiye, the transfer pricing provisions have been stated under Article 13 of Corporate Tax Law with the heading of “disguised profit distribution via transfer pricing”. The General Communiqué on disguised profit distribution via Transfer Pricing, dated 18 November 2007 sets out the details of implementation.

If a taxpayer enters into transactions regarding the sale or purchase of goods and services with related parties, where the prices are not set in accordance with arm’s length principle, then related profits are considered to be distributed in a disguised manner through transfer pricing. Such disguised profit distributions through transfer pricing are not accepted as tax deductible for corporate income tax purposes.

The deduction of 100% of the research and development expenses is allowed when the taxpayers made these expenditures exclusively for new technology and information researches.

Dividend payments of Turkish resident corporations to Turkish real persons, foreign corporations and foreign real persons are subject to 10% withholding tax. It is possible to apply reduced withholding tax rate for dividend payments made to abroad, under the scope of provisions of an applicable double taxation treaty. On the other hand, dividend payments made to Turkish resident companies are not subject to withholding tax. Dividend income of Turkish taxpayers received from other Turkish taxpayers is exempted from corporate tax. However, dividends received from participation shares and stocks of fund and investment partnerships cannot utilize from this exemption.

The earnings arising from the sale of founding shares, redeemed shares and priority rights, which the institutions have for at least two full years in their assets are exempted from corporate tax for 75%. The earnings arising from the sale of immovables, which the institutions have for at least two full years in their assets are exempted from corporate tax for 50%. The exempted earnings are transferred to another account in any way other than being added to the capital within five years or withdrawn from the business or taxes not accrued on time due to the exception applied for the part transferred to the head office by limited taxpayer institutions are considered to be lost. The sales must be collected until the end of the second calendar year following the sale.

The Group has applied the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes. Local legislations in Türkiye and other countries that the Group operates have not been enacted yet.